OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2021
Current assets
OTHER CURRENT ASSETS	12. OTHER CURRENT ASSETS
	Consolidated
	2021 $	2020 $
Prepayments	180,724	95,820
Performance bond and deposits	1,856	2,025
Total current prepayments and other assets	182,580	97,845